UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 to June 30, 2023

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2023

Voya Investors Trust

■	VY® BlackRock Inflation Protected Bond Portfolio Classes ADV, I and S

Voya Variable Insurance Trust

■	VY® BrandywineGLOBAL – Bond Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up — details inside INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,021.60	1.19%	$5.96	$1,000.00	$1,018.89	1.19%	$5.96
Class I	1,000.00	1,023.60	0.59	2.96	1,000.00	1,021.87	0.59	2.96
Class S	1,000.00	1,023.70	0.84	4.21	1,000.00	1,020.63	0.84	4.21
VY® Brandywine
GLOBAL-Bond Portfolio	$1,000.00	$1,029.10	0.56%	$2.82	$1,000.00	$1,022.02	0.56%	$2.81

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL- Bond Portfolio
ASSETS:
Investments in securities at fair value*	$244,060,464	$211,493,897
Short-term investments at fair value†	10,983,561	3,370,433
Cash pledged for centrally cleared swaps (Note 2)	2,903,000	—
Foreign currencies at value‡	74,745	—
Receivables:
Investment securities sold	1,934,852	—
Investment securities sold on a delayed-delivery or when-issued basis	11,252,695	—
Fund shares sold	1,621,756	47,876
Dividends	21,463	19,259
Interest	1,190,988	1,523,180
Variation margin on futures contracts	—	1,998,342
Variation margin on centrally cleared swaps	83,370	—
Unrealized appreciation on forward foreign currency contracts	5,257	—
Unrealized appreciation on OTC swap agreements	370,799	—
Prepaid expenses	41	42
Other assets	17,490	6,239
Total assets	274,520,481	218,459,268
LIABILITIES:
Income distribution payable	1,026,411	—
Payable for investment securities purchased	2,963,170	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	21,905,096	—
Payable for fund shares redeemed	29,994	85,075
Sales commitments^^^	4,262,989	—
Unrealized depreciation on forward foreign currency contracts	33,976	—
Variation margin payable on futures contracts	203,355	—
Cash received as collateral for OTC derivatives (Note 2)	310,000	—
Payable for investment management fees	98,350	89,906
Payable for distribution and shareholder service fees	46,420	—
Payable to trustees under the deferred compensation plan (Note 6)	17,490	6,239
Payable for trustee fees	626	625
Other accrued expenses and liabilities	121,177	82,279
Written options, at fair value^	1,504,234	—
Total liabilities	32,523,288	264,124
NET ASSETS	$241,997,193	$218,195,144
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$329,270,992	$243,254,125
Total distributable loss	(87,273,799)	(25,058,981)
NET ASSETS	$241,997,193	$218,195,144
_____________
* Cost of investments in securities	$264,915,217	$216,164,029
† Cost of short-term investments	$10,983,264	$3,370,433
‡ Cost of foreign currencies	$74,597	$—
^ Premiums received on written options	$582,896	$—
^^^ Proceeds receivable from sales commitments	$4,274,675	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL- Bond Portfolio
Class ADV
Net assets	$42,056,691	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	4,774,239	n/a
Net asset value and redemption price per share	$8.81	n/a
Class I
Net assets	$76,636,838	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	8,348,274	n/a
Net asset value and redemption price per share	$9.18	n/a
Class S
Net assets	$123,303,664	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	13,541,716	n/a
Net asset value and redemption price per share	$9.11	n/a
Portfolio(1)
Net assets	n/a	$218,195,144
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	22,835,379
Net asset value and redemption price per share	n/a	$9.56

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2023 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL-Bond Portfolio
INVESTMENT INCOME:
Dividends	$108,020	$130,825
Interest	5,190,634 (1)	5,250,276
Other	599	608
Total investment income	5,299,253	5,381,709
EXPENSES:
Investment management fees	669,868	619,080
Distribution and shareholder service fees:
Class ADV	126,577	—
Class S	161,697	—
Transfer agent fees:		701
Class ADV	5,560	—
Class I	10,089	—
Class S	17,048	—
Shareholder reporting expense	5,430	1,629
Professional fees	22,625	23,530
Custody and accounting expense	49,775	36,200
Trustee fees	3,128	3,125
Miscellaneous expense	9,795	8,096
Interest expense	444	—
Total expenses	1,082,036	692,361
Waived and reimbursed fees	(62,030)	—
Net expenses	1,020,006	692,361
Net investment income	4,279,247	4,689,348
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,231,428)	(12,052,390)
Forward foreign currency contracts	(7,905)	—
Foreign currency related transactions	(26,421)	—
Futures	1,123,523	322,500
Swaps	616,560	—
Written options	239,774	—
Net realized loss	(5,285,897)	(11,729,890)
Net change in unrealized appreciation (depreciation) on:
Investments	9,197,125	16,841,371
Forward foreign currency contracts	(18,112)	—
Foreign currency related transactions	(5,533)	—
Futures	(920,584)	(1,689,798)
Swaps	(400,230)	—
Written options	(971,010)	—
Sales commitments	(27,968)	—
Net change in unrealized appreciation (depreciation)	6,853,688	15,151,573
Net realized and unrealized gain	1,567,791	3,421,683
Increase in net assets resulting from operations	$5,847,038	$8,111,031

(1)	Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® BrandywineGLOBAL- Bond Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$4,279,247	$11,610,939	$4,689,348	$4,766,216
Net realized gain (loss)	(5,285,897)	114,756	(11,729,890)	(16,480,642)
Net change in unrealized appreciation (depreciation)	6,853,688	(52,631,376)	15,151,573	(26,396,665)
Increase (decrease) in net assets resulting from operations	5,847,038	(40,905,681)	8,111,031	(38,111,091)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):				(17,111,781)
Class ADV	(663,539)	(1,666,644)	—	—
Class I	(1,381,408)	(3,241,222)	—	—
Class S	(2,153,107)	(5,726,059)	—	—
Return of capital:
Class ADV	—	(251,719)	—	—
Class I	—	(413,119)	—	—
Class S	—	(766,743)	—	—
Total distributions	(4,198,054)	(12,065,506)	—	(17,111,781)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,518,241	37,100,330	20,815,335	84,693,352
Reinvestment of distributions	3,171,643	12,065,506	—	17,111,781
	12,689,884	49,165,836	20,815,335	101,805,133
Cost of shares redeemed	(26,557,826)	(66,619,636)	(77,045,697)	(123,596,753)
Net decrease in net assets resulting from capital share transactions	(13,867,942)	(17,453,800)	(56,230,362)	(21,791,620)
Net decrease in net assets	(12,218,958)	(70,424,987)	(48,119,331)	(77,014,492)
NET ASSETS:
Beginning of year or period	254,216,151	324,641,138	266,314,475	343,328,967
End of year or period	$241,997,193	$254,216,151	$218,195,144	$266,314,475

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-23+	8.76	0.14	•	0.05	0.19	0.14	—	—	0.14	—	8.81	2.16	1.24	1.19	1.19	3.08	42,057	78
12-31-22	10.51	0.35	•	(1.73)	(1.38)	0.32	—	0.05	0.37	—	8.76	(13.34)	1.23	1.18	1.18	3.70	43,212	231
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
12-31-20	9.42	0.05	•	0.95	1.00	0.08	—	0.06	0.14	—	10.28	10.65	1.26	1.22	1.22	0.52	47,352	87
12-31-19	8.93	0.11		0.56	0.67	0.18	—	—	0.18	—	9.42	7.53	1.20	1.16	1.16	1.23	44,885	72
12-31-18	9.30	0.14		(0.36)	(0.22)	0.15	—	—	0.15	—	8.93	(2.39)	1.18	1.14	1.14	1.47	44,035	63
Class I
06-30-23+	9.13	0.17	•	0.05	0.22	0.17	—	—	0.17	—	9.18	2.36	0.64	0.59	0.59	3.70	76,637	78
12-31-22	10.94	0.42	•	(1.79)	(1.37)	0.39	—	0.05	0.44	—	9.13	(12.74)	0.63	0.58	0.58	4.27	77,275	231
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
12-31-20	9.78	0.12		0.97	1.09	0.13	—	0.06	0.19	—	10.68	11.15	0.66	0.62	0.62	1.11	92,767	87
12-31-19	9.26	0.18		0.57	0.75	0.23	—	—	0.23	—	9.78	8.21	0.60	0.56	0.56	1.98	88,759	72
12-31-18	9.66	0.20	•	(0.37)	(0.17)	0.23	—	—	0.23	—	9.26	(1.75)	0.58	0.54	0.54	2.14	40,731	63
Class S
06-30-23+	9.05	0.16	•	0.06	0.22	0.16	—	—	0.16	—	9.11	2.37	0.89	0.84	0.84	3.42	123,304	78
12-31-22	10.85	0.40	•	(1.79)	(1.39)	0.36	—	0.05	0.41	—	9.05	(13.03)	0.88	0.83	0.83	4.06	133,729	231
12-31-21	10.60	0.26	•	0.26	0.52	0.27	—	—	0.27	—	10.85	4.94	0.87	0.83	0.83	2.48	172,822	156
12-31-20	9.70	0.09		0.97	1.06	0.10	—	0.06	0.16	—	10.60	10.95	0.91	0.87	0.87	0.86	159,383	87
12-31-19	9.18	0.15		0.58	0.73	0.21	—	—	0.21	—	9.70	8.01	0.85	0.81	0.81	1.57	144,313	72
12-31-18	9.57	0.17		(0.36)	(0.19)	0.20	—	—	0.20	—	9.18	(2.04)	0.83	0.79	0.79	1.83	153,793	63
VY® BrandywineGLOBAL- Bond Portfolio
06-30-23+	9.29	0.18	•	0.09	0.27	—	—	—	—	—	9.56	2.91	0.56	0.56	0.56	3.76	218,195	71
12-31-22	11.22	0.16	•	(1.45)	(1.29)	0.11	0.53	—	0.64	—	9.29	(11.89)	0.55	0.56	0.56	1.60	266,314	184
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57
12-31-20	10.51	0.22	•	1.59	1.81	0.21	0.08	—	0.29	—	12.03	17.47	0.56	0.58	0.58	1.92	318,665	134
12-31-19	9.73	0.25	•	0.73	0.98	0.20	—	—	0.20	—	10.51	10.12	0.61	0.58	0.58	2.48	182,892	449
12-31-18	10.12	0.26	•	(0.43)	(0.17)	0.22	—	—	0.22	—	9.73	(1.65)	0.71	0.58	0.58	2.61	194,159	457

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL – Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2023, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $376,056 which represents the gross payments to be received by the Portfolio on forward foreign currency contracts, and OTC interest rate swaps were they to be unwound as of June 30, 2023. At June 30, 2023, BlackRock Inflation Protected Bond had received $310,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2023, BlackRock Inflation Protected Bond had a liability position of $451,335 on forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2023, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2023, BlackRock Inflation Protected Bond had not pledged any cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the six months ended June 30, 2023, BlackRock Inflation Protected Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2023, BlackRock Inflation Protected Bond had average contract amounts of $2,231,379 and $4,275,610 on forward foreign currency contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2023.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2023, BlackRock Inflation Protected Bond and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the six months ended June 30, 2023, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
BlackRock Inflation Protected Bond	$98,016,411	$50,998,128
Bond Portfolio	80,410,407	—

Please refer to the tables within Portfolio of Investments for open futures contracts for the Portfolios at June 30, 2023.

At June 30, 2023, BlackRock Inflation Protected Bond had pledged U.S. Treasuries with an original par value of $1,320,000 as collateral for open futures contracts.

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended June 30, 2023, BlackRock Inflation Protected Bond had purchased and written exchange-traded options contracts to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $116,491,606 and $121,381,258, respectively, on purchased and written exchange-traded options contracts. Please refer to the tables within the Portfolio of Investments for open purchased and written options on exchange-traded options contracts at June 30, 2023.

During the six months ended June 30, 2023, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $85,197,572 and $53,924,989, respectively, on purchased and written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2023. There were no open purchased interest rate swaptions at June 30, 2023.

During the six months ended June 30, 2023, BlackRock Inflation Protected Bond had purchased and written foreign currency options to manage its foreign exchange exposure. BlackRock Inflation Protected Bond had an average notional value of $3,147,164 and $3,147,164, respectively, on purchased and written foreign currency options. There were no open purchased or written foreign currency options at June 30, 2023.

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2023, BlackRock Inflation Protected Bond sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $1,870,850 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protection at June 30, 2023.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2023, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a floating interest rate and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amount on long interest rate swaps for BlackRock Inflation Protected Bond was $35,280,913.

For the six months ended June 30, 2023, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amount on short interest rate swaps for BlackRock Inflation Protected Bond was $6,580,368.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open interest rate swaps at June 30, 2023.

At June 30, 2023, BlackRock Inflation Protected Bond pledged $2,903,000 in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2023, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amount on long inflation-linked swaps for BlackRock Inflation Protected Bond was $2,729,346.

For the six months ended June 30, 2023, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $123,631,426.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2023.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

date the commitment was entered into. Please refer to the table following the Portfolio of Investments for open sales commitments held by BlackRock Inflation Protected Bond at June 30, 2023.

O. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$45,606,422	$56,163,950
Bond Portfolio	3,953,948	41,864,784

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$151,114,386	$152,462,068
Bond Portfolio	166,697,097	181,236,368

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million;
0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.05% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	18.62%
Voya Solution 2025 Portfolio	BrandywineGLOBAL – Bond	13.64
Voya Solution 2035 Portfolio	BrandywineGLOBAL – Bond	9.44
Voya Solution Income Portfolio	BrandywineGLOBAL – Bond	10.03
Voya Solution Moderately Aggressive Portfolio	BrandywineGLOBAL – Bond	7.92

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
BlackRock Inflation Protected Bond	$32,145
Bond Portfolio	—

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23%
Class I: 0.63%
Class S: 0.88%
Bond Portfolio	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above.

Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2023 the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

The Expense Limitation Agreements are contractual through May 1, 2024 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the six months ended June 30, 2023:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Inflation Protected Bond	5	$599,400	5.33%

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2023	274,777	—	54,844	(486,179)	(156,558)	2,457,298	—	492,564	(4,342,336)	(1,392,474)
12/31/2022	742,141	—	201,639	(1,424,707)	(480,927)	7,118,548	—	1,918,363	(13,507,332)	(4,470,421)
Class I
6/30/2023	441,310	—	111,643	(672,816)	(119,863)	4,099,645	—	1,044,727	(6,261,038)	(1,116,666)
12/31/2022	1,613,713	—	370,479	(2,199,454)	(215,262)	15,791,074	—	3,654,341	(21,908,961)	(2,463,546)
Class S
6/30/2023	322,734	—	176,031	(1,729,295)	(1,230,530)	2,961,298	—	1,634,352	(15,954,452)	(11,358,802)
12/31/2022	1,396,821	—	661,960	(3,220,032)	(1,161,251)	14,190,708	—	6,492,802	(31,203,343)	(10,519,833)
Bond Portfolio
6/30/2023	2,152,390	—	—	(7,973,413)	(5,821,023)	20,815,335	—	—	(77,045,697)	(56,230,362)
12/31/2022	8,077,848	—	1,724,978	(11,748,216)	(1,945,390)	84,693,352	—	17,111,781	(123,596,753)	(21,791,620)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

At June 30, 2023, the Portfolios did not have any outstanding securities on loan.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gain	Return of Capital	Ordinary Income	Long-term Capital Gain
BlackRock Inflation Protected Bond	$10,633,925	$—	$1,431,581	$7,800,004	$—
Bond Portfolio	11,934,135	5,177,646	—	24,050,464	3,031,930

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2022 were:

	Undistributed	Unrealized	Capital Loss Carryforwards			Total
	Ordinary Income	Appreciation/ (Depreciation)	Amount	Character	Expiration	Distributable Earnings/(Loss)
BlackRock Inflation Protected Bond	$—	$(30,457,847)	$(7,353,815)	Short-term	None	$(88,922,783)
			(51,111,121)	Long-term	None
			$(58,464,936)
Bond Portfolio	5,046,583	(21,766,110)	(13,101,491)	Short-term	None	(33,170,012)
			(3,348,994)	Long-term	None
			$(16,450,485)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured

Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 13 — LIQUIDITY (continued)

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2023, the Portfolios declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	$0.0235	August 1, 2023	July 28, 2023
Class I	$0.0280	August 1, 2023	July 28, 2023
Class S	$0.0261	August 1, 2023	July 28, 2023
Bond Portfolio	$0.2094	July 14, 2023	July 12, 2023

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 21.4%
		Basic Materials: 0.5%
284,000	(1)	Anglo American Capital PLC, 4.500%, 03/15/2028	$270,941	0.1
400,000	(1)	Anglo American Capital PLC, 5.500%, 05/02/2033	391,008	0.2
4,000		Ecolab, Inc., 2.700%, 12/15/2051	2,657	0.0
49,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	47,022	0.0
144,000	(1)	Glencore Funding LLC, 2.625%, 09/23/2031	116,030	0.1
65,000	(1)	Glencore Funding LLC, 3.875%, 10/27/2027	60,806	0.0
110,000	(1)	Glencore Funding LLC, 5.700%, 05/08/2033	109,206	0.0
100,000		Newmont Corp., 2.600%, 07/15/2032	81,758	0.0
170,000		Nucor Corp., 4.300%, 05/23/2027	165,099	0.1
			1,244,527	0.5

		Communications: 2.2%
145,000		Amazon.com, Inc., 4.700%, 12/01/2032	146,261	0.1
33,000		AT&T, Inc., 2.250%, 02/01/2032	26,222	0.0
180,000		AT&T, Inc., 2.550%, 12/01/2033	141,448	0.1
64,000		AT&T, Inc., 3.500%, 06/01/2041	49,194	0.0
134,000		AT&T, Inc., 3.550%, 09/15/2055	93,907	0.0
177,000		AT&T, Inc., 3.650%, 09/15/2059	123,357	0.1
85,000		AT&T, Inc., 3.850%, 06/01/2060	61,623	0.0
348,000		AT&T, Inc., 4.300%, 02/15/2030	330,495	0.1
330,000		AT&T, Inc., 5.400%, 02/15/2034	330,730	0.1
20,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	12,114	0.0
258,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	158,957	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
588,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.750%, 04/01/2048	$503,829	0.2
212,000		Comcast Corp., 2.887%, 11/01/2051	142,257	0.1
216,000		Comcast Corp., 3.400%, 04/01/2030	198,599	0.1
55,000	(1)	Cox Communications, Inc., 3.600%, 06/15/2051	38,556	0.0
155,000		FactSet Research Systems, Inc., 3.450%, 03/01/2032	132,032	0.1
58,000		Meta Platforms, Inc., 5.600%, 05/15/2053	59,610	0.0
158,000		Meta Platforms, Inc., 5.750%, 05/15/2063	163,647	0.1
483,000		Motorola Solutions, Inc., 2.750%, 05/24/2031	395,991	0.2
44,000		Motorola Solutions, Inc., 5.500%, 09/01/2044	41,812	0.0
107,000		Motorola Solutions, Inc., 5.600%, 06/01/2032	106,072	0.1
57,000		Paramount Global, 4.375%, 03/15/2043	40,254	0.0
23,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	18,513	0.0
423,000		Sprint LLC, 7.125%, 06/15/2024	427,164	0.2
69,000		Sprint LLC, 7.875%, 09/15/2023	69,229	0.0
10,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	8,676	0.0
269,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	254,767	0.1
121,000		Verizon Communications, Inc., 1.750%, 01/20/2031	95,508	0.0
478,000		Verizon Communications, Inc., 2.100%, 03/22/2028	420,150	0.2
373,000		Verizon Communications, Inc., 2.355%, 03/15/2032	300,126	0.1
386,000		Verizon Communications, Inc., 2.550%, 03/21/2031	322,398	0.1
97,000		Verizon Communications, Inc., 4.862%, 08/21/2046	88,994	0.0
			5,302,492	2.2

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 0.1%
79,000	General Motors Financial Co., Inc., 2.750%, 06/20/2025	$74,458	0.0
55,000	General Motors Financial Co., Inc., 4.300%, 04/06/2029	50,510	0.0
184,000	Lowe’s Cos, Inc., 1.700%, 09/15/2028	156,060	0.1
		281,028	0.1

	Consumer, Non-cyclical: 2.6%
460,000	AbbVie, Inc., 4.500%, 05/14/2035	437,306	0.2
173,000	Altria Group, Inc., 2.450%, 02/04/2032	135,010	0.1
209,000	Altria Group, Inc., 3.400%, 02/04/2041	146,048	0.1
300,000	Amgen, Inc., 4.050%, 08/18/2029	284,640	0.1
115,000	Amgen, Inc., 5.150%, 03/02/2028	114,979	0.1
121,000	Amgen, Inc., 5.650%, 03/02/2053	122,625	0.1
168,000	Amgen, Inc., 5.750%, 03/02/2063	170,559	0.1
39,000	BAT Capital Corp., 3.984%, 09/25/2050	26,321	0.0
153,000	BAT Capital Corp., 4.540%, 08/15/2047	112,750	0.0
20,000	BAT Capital Corp., 4.758%, 09/06/2049	15,119	0.0
387,000	BAT International Finance PLC, 1.668%, 03/25/2026	348,138	0.1
27,000	Becton Dickinson & Co., 4.693%, 02/13/2028	26,649	0.0
31,000	Boston Scientific Corp., 2.650%, 06/01/2030	27,030	0.0
225,000	CommonSpirit Health, 2.782%, 10/01/2030	189,320	0.1
300,000	CommonSpirit Health, 3.817%, 10/01/2049	228,715	0.1
150,000	Corewell Health Obligated Group, 3.487%, 07/15/2049	114,732	0.0
166,000	CVS Health Corp., 1.300%, 08/21/2027	142,945	0.1
165,000	Elevance Health, Inc., 6.100%, 10/15/2052	180,917	0.1
20,000	Eli Lilly & Co., 4.875%, 02/27/2053	20,558	0.0
20,000	Eli Lilly & Co., 4.950%, 02/27/2063	20,428	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
143,000		Equifax, Inc., 5.100%, 06/01/2028	$141,004	0.1
300,000		Franciscan Missionaries of Our Lady Health System, Inc., 3.914%, 07/01/2049	228,312	0.1
287,000		Gilead Sciences, Inc., 2.600%, 10/01/2040	208,065	0.1
23,000		Global Payments, Inc., 2.150%, 01/15/2027	20,461	0.0
302,000		Global Payments, Inc., 2.900%, 05/15/2030	256,249	0.1
427,000		Global Payments, Inc., 3.200%, 08/15/2029	371,470	0.2
119,000		Global Payments, Inc., 4.950%, 08/15/2027	116,043	0.1
306,000	(1)	HCA, Inc., 3.625%, 03/15/2032	265,744	0.1
22,000		HCA, Inc., 5.250%, 04/15/2025	21,731	0.0
307,000		HCA, Inc., 5.375%, 02/01/2025	304,472	0.1
58,000		Humana, Inc., 1.350%, 02/03/2027	50,498	0.0
150,000		Kaiser Foundation Hospitals, 3.002%, 06/01/2051	105,156	0.0
25,000		Merck & Co., Inc., 5.150%, 05/17/2063	25,557	0.0
80,000		Moody’s Corp., 3.100%, 11/29/2061	52,740	0.0
119,000		Moody’s Corp., 4.250%, 08/08/2032	113,166	0.0
175,000		Mount Nittany Medical Center Obligated Group, 3.799%, 11/15/2052	134,664	0.1
85,000		Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	88,440	0.0
313,000		Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	317,001	0.1
280,000		Philip Morris International, Inc., 4.875%, 02/15/2028	275,960	0.1
4,000		S&P Global, Inc., 3.900%, 03/01/2062	3,311	0.0
54,000		Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	44,094	0.0
248,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	173,088	0.1
30,000		Verisk Analytics, Inc., 5.750%, 04/01/2033	31,437	0.0
			6,213,452	2.6

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: 3.4%
382,000		BP Capital Markets America, Inc., 4.812%, 02/13/2033	$376,629	0.2
120,000		BP Capital Markets America, Inc., 4.893%, 09/11/2033	118,820	0.1
254,000	(1)	Cameron LNG LLC, 3.302%, 01/15/2035	212,010	0.1
9,000	(1)	Cameron LNG LLC, 3.402%, 01/15/2038	7,507	0.0
108,000		Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	76,561	0.0
273,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	247,425	0.1
479,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	471,208	0.2
543,000		Cheniere Energy Partners L.P., 3.250%, 01/31/2032	447,459	0.2
296,000		Cheniere Energy Partners L.P., 4.000%, 03/01/2031	260,951	0.1
248,000		Cheniere Energy Partners L.P., 4.500%, 10/01/2029	227,827	0.1
10,000		Devon Energy Corp., 4.500%, 01/15/2030	9,424	0.0
94,000		Devon Energy Corp., 4.750%, 05/15/2042	79,363	0.0
44,000		Devon Energy Corp., 5.250%, 10/15/2027	43,365	0.0
2,000		Devon Energy Corp., 5.875%, 06/15/2028	1,995	0.0
60,000		Devon Energy Corp., 8.250%, 08/01/2023	60,032	0.0
262,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	224,548	0.1
417,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	392,004	0.2
905,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	815,441	0.3
116,000		Enbridge, Inc., 5.700%, 03/08/2033	117,646	0.1
17,000		Energy Transfer L.P., 3.900%, 05/15/2024	16,717	0.0
105,000		Energy Transfer L.P., 4.000%, 10/01/2027	98,405	0.0
306,000		Energy Transfer L.P., 5.000%, 05/15/2050	258,765	0.1
579,000		Energy Transfer L.P., 5.500%, 06/01/2027	576,246	0.2
162,000		Energy Transfer L.P., 5.750%, 02/15/2033	163,283	0.1
106,000		Energy Transfer L.P., 6.250%, 04/15/2049	103,641	0.1
115,000		Enterprise Products Operating LLC, 3.300%, 02/15/2053	82,208	0.0
140,000	(1)	EQT Corp., 3.125%, 05/15/2026	128,848	0.1
79,000	(1)	EQT Corp., 3.625%, 05/15/2031	68,060	0.0
46,000		EQT Corp., 3.900%, 10/01/2027	42,569	0.0
264,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	183,363	0.1
25,000		MPLX L.P., 5.650%, 03/01/2053	23,397	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
96,000	(1)	NGPL PipeCo LLC, 3.250%, 07/15/2031	$79,248	0.0
46,000		Occidental Petroleum Corp., 6.450%, 09/15/2036	47,275	0.0
79,000		Occidental Petroleum Corp., 7.875%, 09/15/2031	88,183	0.0
75,000		Pioneer Natural Resources Co., 5.100%, 03/29/2026	74,575	0.0
353,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	347,672	0.2
129,000		Targa Resources Corp., 4.200%, 02/01/2033	114,284	0.1
27,000		Targa Resources Corp., 6.500%, 02/15/2053	27,601	0.0
240,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	222,068	0.1
56,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	57,169	0.0
438,000	(1)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	405,440	0.2
782,000		Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/2026	819,101	0.3
35,000		Western Midstream Operating L.P., 6.150%, 04/01/2033	35,324	0.0
20,000		Williams Cos, Inc./The, 5.300%, 08/15/2052	18,468	0.0
			8,272,125	3.4

		Financial: 6.7%
10,000		American Tower Corp., 2.100%, 06/15/2030	8,090	0.0
189,000		American Tower Corp., 3.550%, 07/15/2027	175,294	0.1
307,000		American Tower Corp., 3.800%, 08/15/2029	280,445	0.1
140,000		American Tower Corp., 5.550%, 07/15/2033	141,091	0.1
444,000		American Tower Corp., 5.650%, 03/15/2033	450,657	0.2
484,000		Aon Corp., 2.800%, 05/15/2030	419,427	0.2
217,000		Aon Corp. / Aon Global Holdings PLC, 5.350%, 02/28/2033	218,759	0.1
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	19,920	0.0
838,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	670,497	0.3
1,064,000	(2)	Bank of America Corp., 2.551%, 02/04/2028	961,119	0.4
193,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	157,273	0.1
88,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	72,966	0.0
300,000	(2)	Bank of America Corp., 3.974%, 02/07/2030	278,003	0.1
195,000	(2)	Bank of America Corp., 5.202%, 04/25/2029	192,991	0.1

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
106,000	(2)	Bank of America Corp., 5.288%, 04/25/2034	$105,062	0.0
444,000	(2)	Bank of America Corp., 5.501%, 06/14/2024	443,402	0.2
15,000	(2)	Capital One Financial Corp., 2.359%, 07/29/2032	10,601	0.0
184,000	(2)	Capital One Financial Corp., 3.273%, 03/01/2030	156,421	0.1
26,000	(2)	Capital One Financial Corp., 5.817%, 02/01/2034	24,818	0.0
31,000	(2)	Citigroup, Inc., 0.776%, 10/30/2024	30,457	0.0
302,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	255,759	0.1
31,000	(2)	Citigroup, Inc., 2.976%, 11/05/2030	26,889	0.0
72,000	(1)	Corebridge Global Funding, 0.450%, 12/08/2023	70,347	0.0
260,000		Credit Suisse AG/New York NY, 3.700%, 02/21/2025	248,616	0.1
300,000		Credit Suisse AG/New York NY, 7.500%, 02/15/2028	318,970	0.1
326,000		Crown Castle, Inc., 2.100%, 04/01/2031	261,125	0.1
247,000		Crown Castle, Inc., 2.250%, 01/15/2031	201,535	0.1
55,000		Crown Castle, Inc., 2.900%, 03/15/2027	50,383	0.0
27,000		Crown Castle, Inc., 3.150%, 07/15/2023	26,967	0.0
310,000		Crown Castle, Inc., 3.800%, 02/15/2028	289,255	0.1
609,000		Crown Castle, Inc., 5.100%, 05/01/2033	598,911	0.3
27,000		Equinix, Inc., 2.150%, 07/15/2030	21,854	0.0
435,000		Equinix, Inc., 3.200%, 11/18/2029	382,457	0.2
477,000		GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	385,623	0.2
30,000		GLP Capital L.P. / GLP Financing II, Inc., 4.000%, 01/15/2031	25,964	0.0
189,000		GLP Capital L.P. / GLP Financing II, Inc., 5.300%, 01/15/2029	180,127	0.1
141,000	(2)	Goldman Sachs Group, Inc./ The, 1.757%, 01/24/2025	137,313	0.1
453,000	(2)	Goldman Sachs Group, Inc./ The, 1.992%, 01/27/2032	356,792	0.2
32,000	(2)	Goldman Sachs Group, Inc./ The, 2.615%, 04/22/2032	26,253	0.0
295,000	(2)	Goldman Sachs Group, Inc./ The, 2.640%, 02/24/2028	267,893	0.1
44,000	(2)	Goldman Sachs Group, Inc./ The, 2.650%, 10/21/2032	35,880	0.0
29,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	24,333	0.0
341,000	(2)	JPMorgan Chase & Co., 2.545%, 11/08/2032	279,531	0.1
107,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	88,914	0.0
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
424,000	(2)	JPMorgan Chase & Co., 2.963%, 01/25/2033	$357,324	0.2
31,000	(2)	JPMorgan Chase & Co., 3.220%, 03/01/2025	30,395	0.0
169,000	(2)	JPMorgan Chase & Co., 4.565%, 06/14/2030	162,549	0.1
69,000		Kimco Realty OP LLC, 4.600%, 02/01/2033	63,879	0.0
105,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	87,398	0.0
35,000		Marsh & McLennan Cos, Inc., 5.450%, 03/15/2053	35,667	0.0
30,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	29,525	0.0
80,000	(2)	Morgan Stanley, 1.928%, 04/28/2032	62,488	0.0
148,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	117,689	0.1
205,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	165,675	0.1
400,000	(2)	Morgan Stanley, 2.943%, 01/21/2033	332,699	0.1
309,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	278,598	0.1
604,000	(2)	Morgan Stanley, 4.210%, 04/20/2028	580,728	0.2
1,029,000	(2)	Morgan Stanley, 4.431%, 01/23/2030	979,853	0.4
32,000	(2)	Morgan Stanley, 4.889%, 07/20/2033	30,816	0.0
583,000	(2)	Morgan Stanley, 5.250%, 04/21/2034	575,957	0.2
186,000		Nasdaq, Inc., 5.550%, 02/15/2034	186,816	0.1
142,000		NNN REIT, Inc., 3.000%, 04/15/2052	86,692	0.0
85,000	(1)	Principal Life Global Funding II, 0.750%, 04/12/2024	81,616	0.0
101,000		Prologis L.P., 2.250%, 01/15/2032	81,665	0.0
158,000		Prologis L.P., 4.000%, 09/15/2028	151,693	0.1
330,000	(1), (2)	UBS Group AG, 6.537%, 08/12/2033	338,254	0.1
45,000		VICI Properties L.P., 4.375%, 05/15/2025	43,531	0.0
256,000		VICI Properties L.P., 4.750%, 02/15/2028	242,657	0.1
216,000		VICI Properties L.P., 4.950%, 02/15/2030	202,821	0.1
149,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	136,817	0.1
163,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	143,657	0.1
418,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	391,407	0.2
24,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.500%, 09/01/2026	22,695	0.0

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
32,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	$30,949	0.0
30,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 5.750%, 02/01/2027	29,391	0.0
31,000	(2)	Wells Fargo & Co., 2.393%, 06/02/2028	27,647	0.0
137,000	(2)	Wells Fargo & Co., 3.526%, 03/24/2028	128,010	0.1
90,000	(2)	Wells Fargo & Co., 3.584%, 05/22/2028	83,882	0.0
441,000	(2)	Wells Fargo & Co., 5.389%, 04/24/2034	438,388	0.2
			16,118,812	6.7

		Industrial: 1.7%
236,000		Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	193,457	0.1
30,000	(1)	Berry Global, Inc., 5.500%, 04/15/2028	29,548	0.0
150,000		Boeing Co/The, 5.930%, 05/01/2060	148,678	0.1
20,000		Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	13,700	0.0
209,000		Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	156,275	0.1
80,000		CSX Corp., 2.500%, 05/15/2051	50,988	0.0
105,000		CSX Corp., 4.500%, 11/15/2052	94,968	0.0
57,000		General Dynamics Corp., 3.750%, 05/15/2028	54,639	0.0
379,000		Huntington Ingalls Industries, Inc., 2.043%, 08/16/2028	318,508	0.1
5,000		Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	4,586	0.0
218,000		L3Harris Technologies, Inc., 3.850%, 12/15/2026	207,900	0.1
115,000		Lockheed Martin Corp., 2.800%, 06/15/2050	81,728	0.0
184,000		Norfolk Southern Corp., 3.050%, 05/15/2050	127,492	0.1
117,000		Norfolk Southern Corp., 3.800%, 08/01/2028	110,745	0.0
161,000		Norfolk Southern Corp., 4.550%, 06/01/2053	145,638	0.1
234,000		Northrop Grumman Corp., 2.930%, 01/15/2025	224,986	0.1
181,000		Northrop Grumman Corp., 4.700%, 03/15/2033	177,737	0.1
266,000		Northrop Grumman Corp., 4.950%, 03/15/2053	259,395	0.1
131,000		Northrop Grumman Corp., 5.250%, 05/01/2050	133,300	0.1
176,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.700%, 11/01/2024	168,013	0.1
34,000		Raytheon Technologies Corp., 2.820%, 09/01/2051	22,866	0.0
403,000		Raytheon Technologies Corp., 3.125%, 07/01/2050	292,289	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
86,000		Raytheon Technologies Corp., 4.125%, 11/16/2028	$82,887	0.0
26,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	24,289	0.0
125,000		Raytheon Technologies Corp., 5.150%, 02/27/2033	126,763	0.0
174,000		Raytheon Technologies Corp., 5.375%, 02/27/2053	180,865	0.1
55,000		Republic Services, Inc., 2.375%, 03/15/2033	44,783	0.0
134,000		Ryder System, Inc., 5.650%, 03/01/2028	134,201	0.1
143,000		Textron, Inc., 3.900%, 09/17/2029	131,364	0.1
143,000		Union Pacific Corp., 3.200%, 05/20/2041	112,584	0.0
202,000		Union Pacific Corp., 3.250%, 02/05/2050	151,195	0.1
			4,006,367	1.7

		Technology: 1.6%
22,000		Apple, Inc., 2.550%, 08/20/2060	14,535	0.0
154,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	142,352	0.1
348,000	(1)	Broadcom, Inc., 3.419%, 04/15/2033	291,179	0.1
69,000	(1)	Broadcom, Inc., 3.469%, 04/15/2034	56,626	0.0
5,000		Broadcom, Inc., 4.150%, 11/15/2030	4,603	0.0
25,000	(1)	Broadcom, Inc., 4.150%, 04/15/2032	22,656	0.0
15,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	18,413	0.0
33,000		DXC Technology Co., 2.375%, 09/15/2028	27,521	0.0
244,000		Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	241,768	0.1
263,000		Intel Corp., 4.875%, 02/10/2028	262,139	0.1
298,000		KLA Corp., 4.100%, 03/15/2029	286,830	0.1
161,000		KLA Corp., 5.250%, 07/15/2062	163,138	0.1
32,000		Lam Research Corp., 2.875%, 06/15/2050	22,384	0.0
182,000	(1)	MSCI, Inc., 3.250%, 08/15/2033	146,761	0.1
133,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	122,200	0.1
300,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	282,920	0.1
74,000		Oracle Corp., 3.600%, 04/01/2050	52,920	0.0
1,208,000		Oracle Corp., 3.650%, 03/25/2041	931,468	0.4
14,000		Oracle Corp., 3.800%, 11/15/2037	11,455	0.0
58,000		Oracle Corp., 4.100%, 03/25/2061	42,854	0.0
80,000		Oracle Corp., 5.550%, 02/06/2053	77,525	0.0

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
128,000		QUALCOMM, Inc., 4.500%, 05/20/2052	$116,584	0.1
52,000		QUALCOMM, Inc., 5.400%, 05/20/2033	54,777	0.0
37,000		Salesforce, Inc., 3.050%, 07/15/2061	25,133	0.0
200,000		TSMC Arizona Corp., 4.250%, 04/22/2032	194,015	0.1
212,000		VMware, Inc., 1.800%, 08/15/2028	177,809	0.1
114,000		VMware, Inc., 2.200%, 08/15/2031	89,626	0.0
			3,880,191	1.6

		Utilities: 2.6%
41,000		AEP Texas, Inc., 3.450%, 05/15/2051	29,236	0.0
200,000		AEP Texas, Inc., 5.400%, 06/01/2033	199,098	0.1
329,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	212,624	0.1
173,000		Alabama Power Co., 3.125%, 07/15/2051	119,944	0.1
32,000		Ameren Illinois Co., 2.900%, 06/15/2051	21,640	0.0
94,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	77,879	0.0
67,000		Atmos Energy Corp., 2.850%, 02/15/2052	45,336	0.0
209,000		Baltimore Gas and Electric Co., 4.550%, 06/01/2052	186,228	0.1
30,000		Baltimore Gas and Electric Co., 5.400%, 06/01/2053	30,516	0.0
30,000		CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	20,491	0.0
35,000		CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	26,172	0.0
87,000		CenterPoint Energy Houston Electric LLC, 3.600%, 03/01/2052	67,720	0.0
45,000		CenterPoint Energy Houston Electric LLC, 4.950%, 04/01/2033	44,945	0.0
54,000		CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	43,343	0.0
13,000		CenterPoint Energy Resources Corp., 5.250%, 03/01/2028	13,005	0.0
77,000		Commonwealth Edison Co., 2.750%, 09/01/2051	49,957	0.0
35,000		Commonwealth Edison Co., 5.300%, 02/01/2053	35,646	0.0
91,000		Consolidated Edison Co. of New York, Inc., 6.150%, 11/15/2052	100,224	0.1
115,000		Consumers Energy Co., 2.650%, 08/15/2052	73,863	0.0
113,000		Consumers Energy Co., 4.200%, 09/01/2052	96,913	0.0
158,000		Consumers Energy Co., 4.625%, 05/15/2033	153,847	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
90,000		DTE Electric Co., 3.650%, 03/01/2052	$70,263	0.0
42,000		DTE Electric Co., 3.950%, 03/01/2049	34,621	0.0
108,000		DTE Electric Co., 5.400%, 04/01/2053	111,609	0.1
52,000		Duke Energy Carolinas LLC, 2.450%, 02/01/2030	44,791	0.0
71,000		Duke Energy Carolinas LLC, 3.450%, 04/15/2051	52,018	0.0
34,000		Duke Energy Carolinas LLC, 3.550%, 03/15/2052	25,969	0.0
145,000		Duke Energy Carolinas LLC, 4.950%, 01/15/2033	144,000	0.1
74,000		Duke Energy Carolinas LLC, 5.350%, 01/15/2053	75,075	0.0
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	111,601	0.1
262,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	249,568	0.1
20,000		Duke Energy Florida LLC, 5.950%, 11/15/2052	21,830	0.0
25,000		Duke Energy Ohio, Inc., 5.650%, 04/01/2053	25,674	0.0
262,000		Duke Energy Progress LLC, 2.900%, 08/15/2051	175,299	0.1
95,000		Edison International, 5.250%, 11/15/2028	92,518	0.0
118,000		Edison International, 5.750%, 06/15/2027	118,083	0.1
111,000		Edison International, 6.950%, 11/15/2029	116,867	0.1
185,000		Entergy Louisiana LLC, 2.350%, 06/15/2032	148,578	0.1
65,000		Evergy Kansas Central, Inc., 5.700%, 03/15/2053	67,057	0.0
80,000		Evergy Metro, Inc., 4.950%, 04/15/2033	78,751	0.0
120,000		Eversource Energy, 5.450%, 03/01/2028	120,911	0.1
73,000		Exelon Corp., 2.750%, 03/15/2027	66,848	0.0
78,000		Exelon Corp., 4.100%, 03/15/2052	63,016	0.0
32,000		Exelon Corp., 4.700%, 04/15/2050	28,324	0.0
120,000		Exelon Corp., 5.150%, 03/15/2028	119,522	0.1
78,000		Exelon Corp., 5.600%, 03/15/2053	78,734	0.0
100,000		Florida Power & Light Co., 2.875%, 12/04/2051	69,256	0.0
30,000		Florida Power & Light Co., 3.950%, 03/01/2048	25,314	0.0
30,000		Kentucky Utilities Co., 5.450%, 04/15/2033	30,582	0.0
40,000		Louisville Gas and Electric Co., 5.450%, 04/15/2033	40,773	0.0
241,000		MidAmerican Energy Co., 2.700%, 08/01/2052	152,605	0.1
53,000		Northern States Power Co/MN, 2.600%, 06/01/2051	34,049	0.0
95,000		Northern States Power Co/MN, 3.200%, 04/01/2052	68,277	0.0
213,000	(1)	NRG Energy, Inc., 4.450%, 06/15/2029	188,465	0.1

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
150,000		Ohio Power Co., 2.900%, 10/01/2051	$99,814	0.1
45,000		Ohio Power Co., 5.000%, 06/01/2033	44,191	0.0
47,000		Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	33,267	0.0
27,000		Oncor Electric Delivery Co. LLC, 4.150%, 06/01/2032	25,670	0.0
142,000		Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	137,932	0.1
126,000		Pacific Gas and Electric Co., 6.150%, 01/15/2033	123,305	0.1
40,000		Pacific Gas and Electric Co., 6.700%, 04/01/2053	39,309	0.0
238,000		PECO Energy Co., 2.850%, 09/15/2051	157,553	0.1
60,000		Public Service Co. of New Hampshire, 5.150%, 01/15/2053	60,373	0.0
85,000		Public Service Electric and Gas Co., 4.900%, 12/15/2032	84,961	0.0
85,000		San Diego Gas & Electric Co., 5.350%, 04/01/2053	84,397	0.0
200,000		Southern California Edison Co., 1.200%, 02/01/2026	178,755	0.1
120,000		Southern California Edison Co., 5.875%, 12/01/2053	122,509	0.1
208,000		Southern California Edison Co., 5.950%, 11/01/2032	217,874	0.1
73,000		Southwest Gas Corp., 5.450%, 03/23/2028	72,842	0.0
65,000		Southwestern Electric Power Co., 5.300%, 04/01/2033	64,218	0.0
74,000		Southwestern Public Service Co., 3.150%, 05/01/2050	51,640	0.0
20,000		Spire Missouri, Inc., 4.800%, 02/15/2033	19,690	0.0
70,000		Union Electric Co., 5.450%, 03/15/2053	71,477	0.0
149,000		Virginia Electric and Power Co., 2.450%, 12/15/2050	89,422	0.0
145,000		Wisconsin Power and Light Co., 4.950%, 04/01/2033	143,550	0.1
			6,422,224	2.6
		Total Corporate Bonds/Notes (Cost $56,826,845)	51,741,218	21.4
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
290,296	(1),(2)	BRAVO Residential Funding Trust 2023-NQM3 A1, 4.850%, 09/25/2062	277,946	0.1
346,250	(1),(2)	CIM Trust 2023-I2 A1, 6.639%, 12/25/2067	345,983	0.1
284,546	(1),(2)	CSMC 2022-NQM4 A1A Trust, 4.819%, 06/25/2067	276,691	0.1
524,630	(1),(2)	CSMC 2022-NQM5 A1 Trust, 5.169%, 05/25/2067	510,332	0.2
355,288	(1),(2)	Ellington Financial Mortgage Trust 2021-3 A1, 1.241%, 09/25/2066	275,177	0.1
257,253	(1),(2)	Homeward Opportunities Fund Trust 2022-1 A1, 5.082%, 07/25/2067	248,631	0.1
Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
876,176	(1),(2)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	$738,688	0.3
152,902	(1),(2)	J.P. Morgan Mortgage Trust 2023-DSC1 A1, 4.625%, 07/25/2063	142,688	0.1
1,030,715	(1),(2)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	866,411	0.4
340,793	(1),(2)	OBX 2022-NQM9 A1A Trust, 6.450%, 09/25/2062	340,664	0.1
95,532	(1),(2)	PRKCM 2022-AFC2 A1 Trust, 5.335%, 08/25/2057	93,163	0.0
407,499	(1),(2)	SG Residential Mortgage Trust 2021-1 A1, 1.160%, 07/25/2061	314,401	0.1
131,712	(1),(2),(3)	SG Residential Mortgage Trust 2022-2 A1, 5.353% (Step Rate @ 6.353% on 07/01/2026), 08/25/2062	128,318	0.1
380,661	(1),(2),(3)	Verus Securitization Trust 2022-7 A1, 5.152% (Step Rate @ 6.152% on 07/01/2026), 07/25/2067	367,461	0.2
109,799	(1),(3)	Verus Securitization Trust 2022-INV2 A1, 6.790% (Step Rate @ 7.790% on 10/01/2026), 10/25/2067	109,915	0.1
2,117	(1),(2)	Visio 2022-1 A1 Trust, 5.759%, 08/25/2057	2,077	0.0
		Total Collateralized Mortgage Obligations (Cost $5,296,498)	5,038,546	2.1

MUNICIPAL BONDS: 0.1%
		California: 0.1%
300,000		University of California, 2.650%, 05/15/2050	194,103	0.1
		Total Municipal Bonds (Cost $220,114)	194,103	0.1

U.S. TREASURY OBLIGATIONS: 52.3%
		Treasury Inflation Indexed Protected Securities: 52.3%
130,064		0.125%,10/15/2024	125,468	0.1
3,880,044		0.125%,10/15/2026	3,628,184	1.5
2,847,266		0.125%,04/15/2027	2,636,152	1.1
2,057,530		0.125%,01/15/2030	1,846,457	0.8
8,187,744		0.125%,07/15/2030	7,346,085	3.0
8,477,994		0.125%,01/15/2031	7,538,352	3.1
4,510,462		0.125%,07/15/2031	4,001,759	1.7
9,263,842	(4)	0.125%,01/15/2032	8,159,774	3.4
3,367,457		0.125%,02/15/2051	2,249,926	0.9
3,427,295		0.125%,02/15/2052	2,277,001	0.9
4,144,965		0.250%,07/15/2029	3,786,390	1.6
2,885,002		0.250%,02/15/2050	2,020,366	0.8
2,064,850		0.375%,07/15/2027	1,936,181	0.8
9,600,591		0.625%,07/15/2032	8,829,363	3.6
2,869,869		0.625%,02/15/2043	2,356,682	1.0
5,523,028		0.750%,07/15/2028	5,235,527	2.2
4,033,960		0.750%,02/15/2042	3,430,923	1.4
4,708,627	(4)	0.750%,02/15/2045	3,895,525	1.6
5,655,011		0.875%,01/15/2029	5,354,807	2.2
2,840,187		0.875%,02/15/2047	2,385,596	1.0
2,445,392		1.000%,02/15/2046	2,123,648	0.9

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		Treasury Inflation Indexed Protected Securities: (continued)
2,177,454		1.000%,02/15/2048	$1,875,140	0.8
2,073,580		1.000%,02/15/2049	1,785,296	0.7
8,534,360		1.125%,01/15/2033	8,182,082	3.4
3,347,668		1.250%,04/15/2028	5,722,031	2.4
4,393,103	(4)	1.375%,02/15/2044	4,142,113	1.7
1,607,366		1.500%,02/15/2053	1,562,081	0.6
3,257,394		1.625%,10/15/2027	3,210,522	1.3
700,861	(4)	1.750%,01/15/2028	692,955	0.3
1,594,854		2.125%,02/15/2040	1,712,565	0.7
2,493,504		2.125%,02/15/2041	2,677,853	1.1
2,154,158		2.375%,01/15/2027	2,165,575	0.9
2,232,477		2.500%,01/15/2029	2,299,940	0.9
1,358,727		3.375%,04/15/2032	1,545,892	0.6
3,316,096		3.625%,04/15/2028	3,560,457	1.5
3,917,678		3.875%,04/15/2029	4,329,841	1.8
		Total U.S. Treasury Obligations (Cost $139,336,346)	126,628,509	52.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.0%
		Federal National Mortgage Association: 5.3%(4)
30,000	(6)	4.500%,07/15/2038	29,417	0.0
6,728,000	(6)	5.000%,07/15/2053	6,592,914	2 .7
6,123,666	(6)	5.500%,07/15/2053	6,094,483	2 .5
74,000	(6)	6.500%,07/15/2053	75,561	0.1
			12,792,375	5.3
		Government National Mortgage Association: 2.3%
95,972		2.000%,11/20/2050	81,073	0.0
196,994		2.000%,01/20/2051	166,215	0.1
144,868		2.000%,02/20/2051	122,245	0.1
844,200	(6)	2.000%,07/15/2053	709,754	0.3
481,055		2.500%,04/20/2051	418,481	0.2
217,974		2.500%,05/20/2052	188,943	0.1
642,457		2.500%,06/20/2052	556,938	0.2
363,189		2.500%,07/20/2052	314,852	0.1
354,456		3.000%,06/20/2051	318,514	0.1
444,530		3.000%,08/20/2051	399,032	0.2
118,391		3.000%,12/20/2051	106,089	0.0
63,000	(6)	3.000%,07/15/2053	56,304	0.0
537,715		3.500%,05/20/2047	505,468	0.2
224,000	(6)	3.500%,07/15/2053	206,771	0.1
223,758		4.000%,09/20/2048	213,621	0.1
288,000	(6)	4.000%,07/15/2053	272,554	0.1
167,867		4.500%,08/20/2048	164,185	0.1
203,000	(6)	4.500%,07/15/2053	195,943	0.1
264,000	(6)	5.000%,07/15/2053	259,442	0.1
155,000	(6)	5.500%,07/15/2053	154,285	0.1
78,000	(6)	6.000%,07/15/2053	78,524	0.0
31,000	(6)	6.500%,07/15/2053	31,547	0.0
			5,520,780	2.3
		Uniform Mortgage-Backed Securities: 9.4%
172,215		1.500%,04/01/2036	150,447	0.1
58,314		1.500%,05/01/2036	50,797	0.0
126,700		1.500%,06/01/2036	110,142	0.1
539,336		1.500%,11/01/2041	437,362	0.2
320,075		1.500%,12/01/2041	259,556	0.1
63,190		1.500%,10/01/2050	48,993	0.0
54,346		1.500%,10/01/2050	42,153	0.0
49,272		1.500%,11/01/2050	38,155	0.0
64,645		1.500%,03/01/2051	50,065	0.0
81,893		1.500%,03/01/2051	63,537	0.0
10,557		1.500%,05/01/2051	8,188	0.0
7,943		1.500%,06/01/2051	6,158	0.0
Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: (continued)
43,296	1.500%,10/01/2051	$33,538	0.0
10,032	1.500%,11/01/2051	7,768	0.0
38,644	2.000%,09/01/2035	34,503	0.0
83,759	2.000%,01/01/2036	74,815	0.0
24,637	2.000%,02/01/2036	21,991	0.0
65,424	2.000%,02/01/2036	58,397	0.0
39,257	2.000%,03/01/2036	34,845	0.0
32,834	2.000%,04/01/2036	29,308	0.0
97,155	2.000%,05/01/2036	86,327	0.0
201,820	2.000%,05/01/2036	179,336	0.1
35,984	2.000%,07/01/2036	32,120	0.0
50,070	2.000%,11/01/2036	44,472	0.0
97,862	2.000%,02/01/2037	86,919	0.0
104,280	2.000%,03/01/2037	92,654	0.0
83,664	2.000%,03/01/2037	74,259	0.0
120,575	2.000%,03/01/2037	107,052	0.1
70,727	2.000%,04/01/2037	62,774	0.0
528,480	2.000%,02/01/2042	449,410	0.2
137,274	2.000%,09/01/2050	113,052	0.1
247,530	2.000%,10/01/2050	204,021	0.1
1,489,272	2.000%,01/01/2051	1,226,014	0.5
303,688	2.000%,02/01/2051	249,706	0.1
274,340	2.000%,03/01/2051	224,996	0.1
224,651	2.000%,04/01/2051	186,104	0.1
138,889	2.000%,04/01/2051	114,895	0.1
93,565	2.000%,04/01/2051	77,146	0.0
529,218	2.000%,08/01/2051	432,815	0.2
429,293	2.000%,08/01/2051	351,074	0.2
39,200	2.000%,10/01/2051	32,055	0.0
244,264	2.000%,11/01/2051	201,494	0.1
52,317	2.000%,11/01/2051	43,205	0.0
135,887	2.000%,11/01/2051	112,167	0.1
279,660	2.000%,11/01/2051	230,465	0.1
156,213	2.000%,11/01/2051	127,859	0.1
58,887	2.000%,12/01/2051	48,114	0.0
287,956	2.000%,12/01/2051	235,384	0.1
452,930	2.000%,01/01/2052	374,090	0.2
332,652	2.000%,02/01/2052	271,879	0.1
178,368	2.000%,03/01/2052	146,873	0.1
464,921	2.000%,03/01/2052	381,894	0.2
254,407	2.000%,03/01/2052	209,374	0.1
600,119	2.500%,10/01/2036	548,697	0.2
133,119	2.500%,07/01/2050	114,514	0.1
136,026	2.500%,07/01/2050	117,014	0.1
135,327	2.500%,07/01/2050	116,413	0.1
21,025	2.500%,07/01/2050	18,041	0.0
69,162	2.500%,07/01/2050	59,834	0.0
34,675	2.500%,08/01/2050	29,829	0.0
111,028	2.500%,08/01/2050	95,510	0.1
135,660	2.500%,08/01/2050	116,699	0.1
78,441	2.500%,11/01/2050	67,861	0.0
21,399	2.500%,01/01/2051	18,397	0.0
69,386	2.500%,02/01/2051	59,428	0.0
116,834	2.500%,02/01/2051	101,071	0.1
10,416	2.500%,03/01/2051	8,921	0.0
12,097	2.500%,04/01/2051	10,361	0.0
6,529	2.500%,04/01/2051	5,592	0.0
94,681	2.500%,05/01/2051	82,303	0.0
6,302	2.500%,05/01/2051	5,398	0.0
109,504	2.500%,05/01/2051	94,059	0.1
3,167	2.500%,05/01/2051	2,715	0.0
9,838	2.500%,07/01/2051	8,426	0.0
36,878	2.500%,10/01/2051	31,558	0.0
3,677	2.500%,10/01/2051	3,148	0.0
1,091,844	2.500%,11/01/2051	936,944	0.4
92,976	2.500%,11/01/2051	80,098	0.0
28,295	2.500%,12/01/2051	24,246	0.0

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Securities: (continued)
283,755		2.500%,01/01/2052	$242,958	0.1
2,210,958		2.500%,01/01/2052	1,894,564	0.8
351,126		3.000%,01/01/2036	328,833	0.1
255,726		3.000%,09/01/2050	230,779	0.1
57,039		3.000%,07/01/2051	50,804	0.0
986,286		3.000%,09/01/2051	876,621	0.4
71,935		3.000%,10/01/2051	63,919	0.0
131,728		3.000%,11/01/2051	116,611	0.1
58,541		3.000%,12/01/2051	52,042	0.0
7,618		3.000%,01/01/2052	6,735	0.0
27,918		3.000%,01/01/2052	24,669	0.0
42,103		3.000%,02/01/2052	37,583	0.0
970,749		3.000%,03/01/2052	863,621	0.4
38,897		3.000%,04/01/2052	34,601	0.0
60,737		3.000%,05/01/2052	53,937	0.0
242,497		3.000%,08/01/2052	215,322	0.1
133,710		3.500%,05/01/2036	127,367	0.1
538,883		3.500%,01/01/2051	497,307	0.2
1,110,581		3.500%,09/01/2051	1,024,178	0.4
31,413		3.500%,05/01/2052	28,955	0.0
54,758		3.500%,06/01/2052	50,335	0.0
58,438		3.500%,06/01/2052	53,400	0.0
22,319		3.500%,06/01/2052	20,393	0.0
33,140		3.500%,07/01/2052	30,506	0.0
24,013		3.500%,08/01/2052	22,157	0.0
25,055		3.500%,09/01/2052	22,893	0.0
5,361		3.500%,09/01/2052	4,926	0.0
20,572		3.500%,09/01/2052	18,833	0.0
15,601		3.500%,09/01/2052	14,321	0.0
44,000	(6)	4.000%,07/15/2038	42,475	0.0
14,683		4.000%,01/01/2048	14,008	0.0
9,122		4.000%,04/01/2048	8,702	0.0
9,433		4.000%,08/01/2048	8,991	0.0
13,550		4.000%,09/01/2048	12,910	0.0
116,506		4.000%,03/01/2050	111,212	0.1
665,979		4.000%,04/01/2050	633,990	0.3
68,542		4.000%,07/01/2050	65,393	0.0
28,477		4.000%,07/01/2050	27,169	0.0
226,059		4.000%,05/01/2051	215,094	0.1
41,104		4.000%,04/01/2052	39,016	0.0
244,954		4.000%,05/01/2052	233,702	0.1
29,397		4.000%,06/01/2052	28,046	0.0
66,000	(6)	4.000%,07/15/2053	61,945	0.0
483,341		4.500%,03/01/2048	475,621	0.2
63,051		4.500%,03/01/2050	61,718	0.0
20,083		4.500%,07/01/2052	19,324	0.0
18,919		4.500%,07/01/2052	18,205	0.0
118,772		4.500%,07/01/2052	114,284	0.1
37,014		4.500%,08/01/2052	35,613	0.0
72,810		4.500%,11/01/2052	70,049	0.0
43,900	(6)	4.500%,07/15/2053	42,209	0.0
43,106		5.000%,11/01/2052	42,262	0.0
88,794		5.000%,12/01/2052	87,153	0.0
54,149		5.000%,12/01/2052	53,139	0.0
51,159		5.000%,12/01/2052	50,182	0.0
47,921		5.000%,12/01/2052	47,028	0.0
151,119		5.000%,01/01/2053	148,191	0.1
25,618		5.000%,01/01/2053	25,125	0.0
55,706		5.000%,01/01/2053	54,667	0.0
27,333		5.000%,02/01/2053	26,798	0.0
85,767		5.000%,04/01/2053	84,428	0.0
102,788		5.500%,01/01/2053	102,364	0.1
88,541		5.500%,01/01/2053	88,318	0.0
Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Securities: (continued)
68,780		5.500%,01/01/2053	$68,664	0.0
99,285		5.500%,03/01/2053	99,032	0.1
107,038		5.500%,05/01/2053	106,782	0.1
38,824		5.500%,05/01/2053	38,721	0.0
98,861		5.500%,05/01/2053	98,588	0.1
90,616		5.500%,05/01/2053	90,400	0.0
110,698		5.500%,05/01/2053	110,434	0.1
81,843		5.500%,06/01/2053	81,648	0.0
51,816		6.000%,10/01/2052	52,593	0.0
81,906		6.000%,01/01/2053	82,728	0.0
60,334		6.000%,01/01/2053	60,939	0.0
54,481		6.000%,02/01/2053	55,028	0.0
72,447		6.000%,04/01/2053	73,286	0.0
48,956		6.000%,04/01/2053	49,452	0.0
50,957		6.000%,05/01/2053	51,541	0.0
95,493		6.000%,05/01/2053	96,391	0.1
95,286		6.000%,05/01/2053	96,389	0.1
57,824		6.000%,05/01/2053	58,464	0.0
71,170		6.000%,06/01/2053	71,973	0.0
			22,729,348	9.4
		Total U.S. Government Agency Obligations (Cost $43,223,268)	41,042,503	17.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.8%
366,000		BANK 2019-BNK23 A3, 2.920%, 12/15/2052	317,137	0.1
280,000	(2)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	264,579	0.1
300,000		Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	255,701	0.1
280,000		Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	222,571	0.1
240,000	(2)	BBCMS Mortgage Trust 2022-C16 A5, 4.600%, 06/15/2055	228,280	0.1
800,000	(1)	BX Trust 2021-ARIA A, 6.092%, (US0001M + 0.899%), 10/15/2036	776,256	0.3
410,000		CD 2017-CD3 A4 Mortgage Trust, 3.631%, 02/10/2050	373,683	0.2
500,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	453,431	0.2
798,015	(1)	Credit Suisse Mortgage Capital Certificates 2019- ICE4 A, 6.173%, (US0001M + 0.980%), 05/15/2036	794,290	0.3
205,000		CSAIL 2015-C3 A4 Commercial Mortgage Trust, 3.718%, 08/15/2048	195,764	0.1
550,000	(1)	ELP Commercial Mortgage Trust 2021-ELP A, 5.895%, (US0001M + 0.701%), 11/15/2038	534,460	0.2

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
375,858	(1)	Extended Stay America Trust 2021-ESH A, 6.274%, (US0001M + 1.080%), 07/15/2038	$368,880	0.2
980,000	(2)	Fannie Mae Multifamily REMIC Trust 2022-M10 A2, 2.003%, 01/25/2032	804,090	0.3
1,760,000		Freddie Mac Multifamily WI Certificates Series WI-K146 A2, 2.920%, 07/25/2032	1,559,187	0.6
1,000,000		GS Mortgage Securities Trust 2016-GS2 A4, 3.050%, 05/10/2049	925,321	0.4
600,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-HYAH A, 5.953%, (US0001M + 0.760%), 06/15/2038	582,704	0.2
378,185	(1)	Med Trust 2021-MDLN A, 6.144%, (US0001M + 0.950%), 11/15/2038	367,146	0.2
100,000	(1)	MF1 2021-W10 A, 6.217%, (TSFR1M + 1.070%), 12/15/2034	96,712	0.0
1,049,192		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 A4, 4.051%, 04/15/2047	1,036,859	0.4
215,000	(1)	MTN Commercial Mortgage Trust 2022-LPFL A, 6.544%, (TSFR1M + 1.397%), 03/15/2039	211,306	0.1
250,000	(1)	Taubman Centers Commercial Mortgage Trust 2022-DPM A, 7.333%, (TSFR1M + 2.186%), 05/15/2037	243,416	0.1
422,500		Wells Fargo Commercial Mortgage Trust 2015-C26 B, 3.783%, 02/15/2048	390,193	0.2
700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	639,435	0.3
		Total Commercial Mortgage-Backed Securities (Cost $12,568,562)	11,641,401	4.8

SOVEREIGN BONDS: 1.1%
250,000		Chile Government International Bond, 2.550%, 07/27/2033	204,920	0.1
300,000		Mexico Government International Bond, 4.600%, 02/10/2048	247,269	0.1
250,000		Mexico Government International Bond, 4.875%, 05/19/2033	239,015	0.1
200,000		Panama Government International Bond, 4.500%, 04/01/2056	150,695	0.1
103,000		Peruvian Government International Bond, 2.783%, 01/23/2031	88,308	0.0
Principal Amount†			Value	Percentage of Net Assets

SOVEREIGN BONDS: (continued)
53,000		Peruvian Government International Bond, 3.300%, 03/11/2041	$40,991	0.0
200,000		Philippine Government International Bond, 3.700%, 02/02/2042	164,281	0.1
EUR 1,350,000	(1)	Spain Government Bond, 3.150%, 04/30/2033	1,443,883	0.6
GBP 75,328		United Kingdom Inflation- Linked Gilt, 0.250%, 03/22/2052	79,222	0.0
45,049		Uruguay Government International Bond, 5.100%, 06/18/2050	45,002	0.0
		Total Sovereign Bonds (Cost $2,873,365)	2,703,586	1.1

ASSET-BACKED SECURITIES: 1.6%
		Automobile Asset-Backed Securities: 0.1%
430,000	(1)	Credit Acceptance Auto Loan Trust 2021-4 A, 1.260%, 10/15/2030	411,277	0.1

		Other Asset-Backed Securities: 0.7%
401,000	(1)	AMSR 2022-SFR3 D Trust, 4.000%, 10/17/2039	357,489	0.2
107,915	(1)	GoodLeap Sustainable Home Solutions Trust 2022-1GS A, 2.700%, 01/20/2049	86,601	0.0
400,000	(1)	New Residential Mortgage Loan Trust 2022-SFR2 D, 4.000%, 09/04/2039	356,337	0.1
395,000	(1)	Progress Residential 2022-SFR6 D Trust, 6.035%, 07/20/2039	380,857	0.2
525,000	(1)	Progress Residential 2022-SFR7 Trust D, 5.500%, 10/27/2039	495,860	0.2
			1,677,144	0.7

		Student Loan Asset-Backed Securities: 0.8%
129,731	(1)	College Avenue Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	110,562	0.1
137,950	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	130,388	0.1
594,334	(1)	Nelnet Student Loan Trust 2021-BA AFL, 5.937%, (US0001M + 0.780%), 04/20/2062	584,557	0.2
524,702		SLM Private Credit Student Loan Trust 2005-A A4, 5.862%, (US0003M + 0.310%), 12/15/2038	503,891	0.2
389,868	(1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	343,827	0.1
220,799	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	211,465	0.1
			1,884,690	0.8
		Total Asset-Backed Securities (Cost $4,153,870)	3,973,111	1.6

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

			Value	Percentage of Net Assets
PURCHASED OPTIONS (7): 0.5%
		Total Purchased Options (Cost $416,349)	$1,097,487	0.5
		Total Long-Term Investments (Cost $264,915,217)	244,060,464	100.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.5%
		Commercial Paper: 0.3%
800,000		3M Co., 5.350%, 09/07/2023 (Cost $791,696)	791,993	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.2%
10,191,568	(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $10,191,568)	$10,191,568	4.2

		Total Short-Term Investments (Cost $10,983,264)	10,983,561	4.5
		Total Investments in Securities (Cost $275,898,481)	$255,044,025	105.4
		Liabilities in Excess of Other Assets	(13,046,832)	(5.4)
		Net Assets	$241,997,193	100.0
Currency Abbreviations:
EUR	EU Euro
GBP	British Pound

Reference Rate Abbreviations:
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)

U.S. Treasury Obligations	52.3%
Corporate Bonds/Notes	21.4%
U.S. Government Agency Obligations	17.0%
Commercial Mortgage-Backed Securities	4.8%
Collateralized Mortgage Obligations	2.1%
Asset-Backed Securities	1.6%
Sovereign Bonds	1.1%
Purchased Options	0.5%
Municipal Bonds	0.1%
Liabilities in Excess of Other Assets ,*	(0.9)%
Net Assets	100.0%
*	Includes short-term investments.

Portfolio holdings are subject to change daily.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2023.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2023.
(4)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents or includes a TBA transaction.
(7)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(8)	Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Purchased Options	$1,097,487	$—	$—	$1,097,487
Corporate Bonds/Notes	—	51,741,218	—	51,741,218
Collateralized Mortgage Obligations	—	5,038,546	—	5,038,546
Municipal Bonds	—	194,103	—	194,103
U.S. Government Agency Obligations	—	41,042,503	—	41,042,503
Commercial Mortgage-Backed Securities	—	11,641,401	—	11,641,401
Sovereign Bonds	—	2,703,586	—	2,703,586
Asset-Backed Securities	—	3,973,111	—	3,973,111
U.S. Treasury Obligations	—	126,628,509	—	126,628,509
Short-Term Investments	10,191,568	791,993	—	10,983,561
Total Investments, at fair value	$11,289,055	$243,754,970	$—	$255,044,025
Other Financial Instruments+
Centrally Cleared Swaps	—	1,537,355	—	1,537,355
Forward Foreign Currency Contracts	—	5,257	—	5,257
Futures	252,469	—	—	252,469
OTC Swaps	—	370,799	—	370,799
Total Assets	$11,541,524	$245,668,381	$—	$257,209,905
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(441,126)	$—	$(441,126)
Forward Foreign Currency Contracts	—	(33,976)	—	(33,976)
Futures	(765,289)	—	—	(765,289)
Sales Commitments	—	(4,262,989)	—	(4,262,989)
Written Options	(1,086,875)	(417,359)	—	(1,504,234)
Total Liabilities	$(1,852,164)	$(5,155,450)	$—	$(7,007,614)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2023, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 69,725	GBP 56,000	Bank of America N.A.	07/05/23	$(1,395)
EUR 1,322,000	USD 1,437,680	Barclays Bank PLC	07/05/23	4,968
USD 1,439,683	EUR 1,322,000	Barclays Bank PLC	08/02/23	(5,143)
GBP 37,000	USD 46,701	Societe Generale	07/05/23	289
USD 46,712	GBP 37,000	Societe Generale	08/02/23	(289)
USD 1,425,221	EUR 1,330,909	UBS AG	07/05/23	(27,149)
				$(28,719)

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

At June 30, 2023, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
3-month ICE SONIA Index	8	06/18/24	$2,381,763	$(15,989)
3-month ICE SONIA Index	16	09/17/24	4,769,876	(7,404)
3-month SOFRRATE	160	06/18/24	37,954,000	(125,372)
3-month SOFRRATE	60	09/17/24	14,286,000	(42,354)
3-month SOFRRATE	27	09/16/25	6,504,300	(16,244)
U.S. Treasury 2-Year Note	241	09/29/23	49,005,844	(270,643)
U.S. Treasury 5-Year Note	97	09/29/23	10,388,094	(106,222)
			$125,289,877	$(584,228)
Short Contracts:
3-month SOFRRATE	(1)	12/19/23	(236,500)	3,623
Euro-OAT	(5)	09/07/23	(700,552)	217
Japan 10-Year Bond (TSE)	(8)	09/12/23	(8,235,906)	(37,584)
Long-Term Euro-BTP	(6)	09/07/23	(760,197)	(6,030)
U.S. Treasury 10-Year Note	(72)	09/20/23	(8,083,125)	127,881
U.S. Treasury Long Bond	(66)	09/20/23	(8,375,812)	(17,258)
U.S. Treasury Ultra 10-Year Note	(122)	09/20/23	(14,449,375)	120,748
U.S. Treasury Ultra Long Bond	(78)	09/20/23	(10,625,062)	(120,189)
			$(51,466,529)	$71,408

At June 30, 2023, the following centrally cleared credit default swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 40, Version 1	Sell	5.000	06/20/28	USD	1,870,850	$52,254	$20,618
						$52,254	$20,618

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2023, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Canadian Overnight Repo Rate Average (CORRA)	Semi-Annual	3.540%	Semi-Annual	06/15/33	CAD	2,010,497	$10,647	$10,647
Pay	Canadian Overnight Repo Rate Average (CORRA)	Semi-Annual	3.540	Semi-Annual	06/22/33	CAD	409,000	2,250	2,250
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	4.275	Annual	06/27/33	GBP	590,000	(5,522)	(5,522)
Pay	1-day Overnight Fed Funds Effective Rate	At Termination Date	5.280	At Termination Date	09/20/23	USD	43,400,000	(1,565)	(1,565)

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Overnight Fed Funds Effective Rate	At Termination Date	5.283%	At Termination Date	09/20/23	USD	43,778,000	$(1,376)	$(1,376)
Receive	Canadian Overnight Repo Rate Average (CORRA)	Semi-Annual	3.404	Semi-Annual	06/15/53	CAD	894,000	(24,216)	(24,216)
Receive	Canadian Overnight Repo Rate Average (CORRA)	Semi-Annual	3.362	Semi-Annual	06/22/53	CAD	179,000	(3,843)	(3,843)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.885	Annual	02/15/33	JPY	24,759,910	(5,582)	(5,582)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.898	Annual	02/15/33	JPY	24,759,910	(5,792)	(5,792)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.900	Annual	02/15/33	JPY	49,519,820	(11,669)	(11,669)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.918	Annual	02/15/33	JPY	71,718,360	(17,754)	(17,754)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.745	Annual	06/27/53	USD	258,000	5,058	5,058
								$(59,364)	$(59,364)

At June 30, 2023, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.438%	At Termination Date	05/15/33	EUR	995,000	$(3,727)	$(3,727)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.433	At Termination Date	07/15/52	EUR	15,000	(2,052)	(2,052)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.441	At Termination Date	08/15/52	EUR	75,000	(9,557)	(9,557)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.641	At Termination Date	03/15/53	EUR	40,000	(1,132)	(1,132)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.688	At Termination Date	03/15/53	EUR	40,000	(484)	(484)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.700	At Termination Date	04/15/53	EUR	40,000	(64)	53
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.751	At Termination Date	05/15/53	EUR	35,000	710	710
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.725	At Termination Date	06/15/53	EUR	170,000	1,568	1,568
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.765	At Termination Date	06/15/53	EUR	91,500	2,130	2,130
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.772	At Termination Date	06/15/53	EUR	91,000	2,344	2,344

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.554%	At Termination Date	02/10/33	USD	280,000	$(433)	$(433)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.409	At Termination Date	05/15/28	EUR	995,000	1,673	1,673
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.604	At Termination Date	08/15/52	EUR	35,000	2,551	2,551
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	4.223	At Termination Date	04/08/24	USD	4,900,000	33,760	33,760
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	391,715	391,715
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD	1,300,000	159,729	159,729
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.995	At Termination Date	10/21/24	USD	330,000	(1,158)	(1,158)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.483	At Termination Date	12/23/24	USD	3,800,000	13,314	13,314
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.313	At Termination Date	01/06/25	USD	670,000	3,741	3,741
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD	1,650,000	260,246	260,246
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.540	At Termination Date	03/30/25	USD	1,400,000	609	609
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.794	At Termination Date	04/08/25	USD	5,300,000	(2,033)	(2,033)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.158	At Termination Date	05/18/25	USD	645,000	4,415	4,415
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.563	At Termination Date	06/24/25	USD	4,900,000	(39,652)	(39,652)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.100	At Termination Date	08/08/25	USD	2,200,000	(13,304)	(13,304)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.783	At Termination Date	11/04/25	USD	1,300,000	165,342	165,295
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	166,397	166,397
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.526	At Termination Date	04/08/26	USD	16,000,000	(55,998)	(55,997)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.270	At Termination Date	06/24/26	USD	6,500,000	(51,013)	(51,013)

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.925%	At Termination Date	02/02/27	USD	3,400,000	$81,781	$81,781
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.000	At Termination Date	02/25/27	USD	5,540,000	97,868	97,868
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.213	At Termination Date	03/02/27	USD	1,350,000	9,555	9,556
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.290	At Termination Date	03/07/27	USD	2,200,000	5,697	5,697
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.646	At Termination Date	05/04/27	USD	2,500,000	(61,375)	(61,375)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.262	At Termination Date	05/12/27	USD	1,955,000	(15,523)	(15,522)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.904	At Termination Date	07/05/27	USD	2,025,000	1,105	1,105
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.030	At Termination Date	08/02/27	USD	2,400,000	(30,885)	(36,115)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.765	At Termination Date	09/23/27	USD	485,000	(4,920)	(4,920)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.607	At Termination Date	12/12/27	USD	8,245,000	(16,458)	(16,458)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.613	At Termination Date	12/12/27	USD	2,395,000	(5,449)	(5,449)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.440	At Termination Date	01/30/28	USD	2,300,000	8,604	18,835
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.348	At Termination Date	05/15/28	USD	1,000,000	6,724	6,724
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.890	At Termination Date	08/02/29	USD	2,100,000	(23,480)	(28,872)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.480	At Termination Date	01/30/30	USD	1,200,000	5,299	12,814
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.524	At Termination Date	03/30/30	USD	2,500,000	2,973	2,973
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.087	At Termination Date	04/08/30	USD	550,000	(3,603)	(3,603)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.468	At Termination Date	04/19/31	USD	535,000	49,131	49,131
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.843	At Termination Date	06/24/31	USD	2,650,000	(10,686)	(10,686)

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.493%	At Termination Date	12/12/52	USD	50,000	$(265)	$(265)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.458	At Termination Date	06/09/53	USD	127,500	1	1
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.448	At Termination Date	06/09/53	USD	127,500	310	310
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.425	At Termination Date	06/30/53	USD	250,000	1,737	1,737
								$1,127,778	$1,134,975

At June 30, 2023, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.562%	At Termination Date	01/15/25	USD 14,500,000	$370,799	$—	$370,799
								$370,799	$—	$370,799

At June 30, 2023, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Cost	Fair Value
1-year SOFR MidCurve	Put	10/13/23	96.00	USD	100	USD	24,000,000	$49,756	$98,125
3-month SOFRRATE	Put	10/13/23	94.38	USD	100	USD	23,595,000	22,091	20,625
3-month SOFRRATE	Put	10/13/23	94.88	USD	105	USD	24,906,000	23,849	102,375
3-month SOFRRATE	Put	10/13/23	95.00	USD	158	USD	37,525,000	43,918	192,562
3-month SOFRRATE	Put	10/13/23	95.63	USD	263	USD	62,876,725	276,735	683,800
								$416,349	$1,097,487

At June 30, 2023, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
1-year SOFR MidCurve	Put	10/13/23	95.75	USD	100	USD	23,937,500	$32,161	$(68,125)
3-month SOFRRATE	Put	10/13/23	94.63	USD	100	USD	23,657,500	38,616	(52,500)
3-month SOFRRATE	Put	10/13/23	95.13	USD	105	USD	24,971,625	47,026	(155,531)
3-month SOFRRATE	Put	10/13/23	95.25	USD	158	USD	37,623,750	80,079	(276,500)
3-month SOFRRATE	Put	10/13/23	95.38	USD	263	USD	62,712,350	176,977	(534,219)
								$374,859	$(1,086,875)

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

At June 30, 2023, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 5-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	3.305%	1-day Secured Overnight Financing Rate	06/14/24	USD	3,472,000	$71,176	$(65,132)
Put on 2-Year Interest Rate Swap(2)	Citibank N.A.	Receive	4.920%	1-day Sterling Overnight Index Average (SONIA)	09/07/23	GBP	2,205,000	11,215	(56,359)
Put on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.050%	1-day Secured Overnight Financing Rate	08/14/23	USD	2,647,000	6,909	(35,503)
Put on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.130%	1-day Secured Overnight Financing Rate	08/23/23	USD	1,323,000	3,453	(15,924)
Put on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.150%	1-day Secured Overnight Financing Rate	08/22/23	USD	1,323,000	3,532	(15,509)
Put on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	4.605%	1-day Secured Overnight Financing Rate	09/05/23	USD	2,545,000	7,317	(14,317)
Put on 2-Year Interest Rate Swap(2)	BNP Paribas	Receive	4.180%	1-day Secured Overnight Financing Rate	08/24/23	USD	2,545,000	6,649	(28,337)
Put on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	4.100%	1-day Secured Overnight Financing Rate	08/23/23	USD	1,273,000	3,182	(15,927)
Put on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	4.110%	1-day Secured Overnight Financing Rate	08/22/23	USD	1,273,000	3,310	(15,726)
Put on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	4.300%	1-day Secured Overnight Financing Rate	08/31/23	USD	2,545,000	6,808	(23,803)
Put on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	4.390%	1-day Secured Overnight Financing Rate	09/05/23	USD	2,545,000	6,948	(20,979)
Put on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	4.430%	1-day Secured Overnight Financing Rate	08/31/23	USD	2,545,000	6,362	(19,328)
Put on 5-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.305%	1-day Secured Overnight Financing Rate	06/14/24	USD	3,472,000	71,176	(90,515)
								$208,037	$(417,359)

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

The following sales commitments were held by the VY® BlackRock Inflation Protected Bond Portfolio at June 30, 2023:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(492,400)	Fannie Mae, 6.000%, due 07/15/53	07/13/23	$(496,785)
(367,600)	Ginnie Mae TBA, 2.500%, due 07/15/53	07/20/23	(318,376)
(59,000)	Uniform Mortgage-Backed Securities, 1.500%, due 07/15/38	07/18/23	(50,906)
(42,200)	Uniform Mortgage-Backed Securities, 1.500%, due 07/15/53	07/13/23	(32,618)
(216,000)	Uniform Mortgage-Backed Securities, 2.000%, due 07/15/38	07/18/23	(191,430)
(1,447,290)	Uniform Mortgage-Backed Securities, 2.000%, due 07/15/53	07/13/23	(1,180,616)
(103,000)	Uniform Mortgage-Backed Securities, 2.500%, due 07/15/38	07/18/23	(93,782)
(68,000)	Uniform Mortgage-Backed Securities, 2.500%, due 07/15/53	07/13/23	(57,673)
(831,600)	Uniform Mortgage-Backed Securities, 2.500%, due 08/15/52	08/14/23	(706,340)
(53,000)	Uniform Mortgage-Backed Securities, 3.000%, due 07/15/38	07/18/23	(49,443)
(643,500)	Uniform Mortgage-Backed Securities, 3.000%, due 07/15/53	07/13/23	(566,456)
(21,000)	Uniform Mortgage-Backed Securities, 3.500%, due 07/15/38	07/18/23	(19,967)
(346,000)	Uniform Mortgage-Backed Securities, 3.500%, due 07/15/53	07/13/23	(315,333)
(195,100)	Uniform Mortgage-Backed Securities, 4.000%, due 08/15/53	08/14/23	(183,264)
	Total Sales Commitments Proceeds receivable $(4,274,675)		$(4,262,989)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Interest rate contracts	Investments in securities at value*	$1,097,487
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	5,257
Interest rate contracts	Variation margin receivable on futures contracts**	252,469
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	1,516,737
Credit contracts	Variation margin receivable on centrally cleared swaps**	20,618
Interest rate contracts	Unrealized appreciation on OTC swap agreements	370,799
Total Asset Derivatives		$3,263,367
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$33,976
Interest rate contracts	Variation margin payable on futures contracts**	765,289
Interest rate contracts	Variation margin payable on centrally cleared swaps**	441,126
Interest rate contracts	Written options, at fair value	1,504,234
Total Liability Derivatives		$2,744,625

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:

		Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(73,535)	$(7,905)	$—	$—	$9,073	$(72,367)
Interest rate contracts	(240,888)	—	1,123,523	616,560	230,701	1,729,896
Total	$(314,423)	$(7,905)	$1,123,523	$616,560	$239,774	$1,657,529

		Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$20,618	$—	$20,618
Foreign exchange contracts	—	(18,112)	—	—	—	(18,112)
Interest rate contracts	786,271	—	(920,584)	(420,848)	(971,010)	(1,526,171)
Total	$786,271	$(18,112)	$(920,584)	$(400,230)	$(971,010)	$(1,523,665)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	JPMorgan Chase Bank N.A.	Societe Generale	UBS AG	Totals
Assets:
Forward foreign currency contracts	$—	$4,968	$—	$—	$—	$289	$—	$5,257
OTC Interest rate swaps	—	—	—	370,799	—	—	—	370,799
Total Assets	$—	$4,968	$—	$370,799	$—	$289	$—	$376,056

Liabilities:
Forward foreign currency contracts	$1,395	$5,143	$—	$—	$—	$289	$27,149	33,976
Written options	—	236,900	28,337	56,359	95,763	—	—	417,359
Total Liabilities	$1,395	$242,043	$28,337	$56,359	$95,763	$289	$27,149	$451,335

Net OTC derivative instruments by counterparty, at fair value	$(1,395)	$(237,075)	$(28,337)	$314,440	$(95,763)	$—	$(27,149)	$(75,279)

Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$(310,000)	$—	$—	$—	$(310,000)
Net Exposure(1)	$(1,395)	$(237,075)	$(28,337)	$4,440	$(95,763)	$—	$(27,149)	$(385,279)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $278,178,494.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$411,369
Gross Unrealized Depreciation	(24,015,528)
Net Unrealized Depreciation	$(23,604,159)

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 10.6%
		Consumer, Cyclical: 3.7%
1,230,000		General Motors Co., 5.200%, 04/01/2045	$1,050,493	0.5
3,045,000		Lowe’s Cos, Inc., 5.625%, 04/15/2053	3,045,604	1.4
3,990,000		Toyota Motor Credit Corp., 4.450%, 05/18/2026	3,932,997	1.8
			8,029,094	3.7

		Energy: 1.5%
530,000		Devon Energy Corp., 7.875%, 09/30/2031	602,818	0.3
2,120,000		Diamondback Energy, Inc., 6.250%, 03/15/2033	2,193,969	1.0
330,000		Hess Corp., 7.300%, 08/15/2031	362,074	0.1
180,000		Hess Corp., 7.875%, 10/01/2029	198,563	0.1
			3,357,424	1.5

		Financial: 4.8%
2,120,000		Equinix, Inc., 2.500%, 05/15/2031	1,728,193	0.8
2,235,000		Golub Capital BDC, Inc., 2.500%, 08/24/2026	1,934,797	0.9
4,270,000	(1)	Jackson National Life Global Funding, 6.242%, (SOFRRATE + 1.150%), 06/28/2024	4,276,167	1.9
2,610,000	(1)	Macquarie Group Ltd., 6.207%, 11/22/2024	2,608,018	1.2
			10,547,175	4.8

		Technology: 0.6%
1,720,000	(1)	Dell International LLC / EMC Corp., 3.375%, 12/15/2041	1,214,430	0.6
		Total Corporate Bonds/Notes (Cost $23,003,887)	23,148,123	10.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.3%
		Federal Home Loan Bank: 8.3%
18,200,000		4.875%,09/13/2024	18,071,701	8.3

		Government National Mortgage Association: 12.0%
5,584,802		5.000%,02/20/2053	5,492,027	2.5
6,040,003		5.000%,03/20/2053	5,939,666	2.7
3,560,000		5.000%,06/20/2053	3,500,861	1.6
2,252,442		5.500%,02/20/2053	2,243,851	1.0
4,070,434		5.500%,04/20/2053	4,054,307	1.9
2,794,241		5.500%,05/20/2053	2,783,170	1.3
2,080,000		5.500%,06/20/2053	2,072,051	1.0
			26,085,933	12.0

		Uniform Mortgage-Backed Securities: 23.0%
20,155,472		4.000%,06/01/2052	18,938,228	8.7
4,929,783		4.500%,09/01/2052	4,743,475	2.2
3,430,546		4.500%,09/01/2052	3,300,898	1.5
2,407,519		4.500%,10/01/2052	2,316,471	1.0
11,488,275		5.000%,11/01/2052	11,263,513	5.2
Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: (continued)
1,231,957	5.000%,12/01/2052	$1,208,205	0.5
8,485,356	5.500%,11/01/2052	8,458,565	3.9
		50,229,355	23.0
	Total U.S. Government Agency Obligations (Cost $96,112,213)	94,386,989	43.3

U.S. TREASURY OBLIGATIONS: 43.1%
	U.S. Treasury Bonds: 24.4%
33,210,000	2.875%,05/15/2052	27,537,057	12.7
30,060,000	3.000%,08/15/2052	25,569,788	11.7
		53,106,845	24.4

	U.S. Treasury Floating Rate Notes: 10.9%
23,660,000	5.449%, (USBMMY 3M + 0.200%), 01/31/25	23,702,256	10.9

	U.S. Treasury Notes: 7.9%
16,780,000	4.125%,11/15/2032	17,149,684	7.8
	Total U.S. Treasury Obligations (Cost $97,047,929)	93,958,785	43.1
	Total Long-Term Investments (Cost $216,164,029)	211,493,897	97.0

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
3,370,433	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.990% (Cost $3,370,433)	3,370,433	1.5

		Total Short-Term Investments (Cost $3,370,433)	3,370,433	1.5
		Total Investments in Securities (Cost $219,534,462)	$214,864,330	98.5
		Assets in Excess of Other Liabilities	3,330,814	1.5
		Net Assets	$218,195,144	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of June 30, 2023.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Investment Type Allocation as of June 30, 2023
(as a percentage of net assets)

U.S. Government Agency Obligations	43.3%
U.S. Treasury Obligations	43.1%
Corporate Bonds/Notes	10.6%
Assets in Excess of Other Liabilities ,*	3.0%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$23,148,123	$—	$23,148,123
U.S. Government Agency Obligations	—	94,386,989	—	94,386,989
U.S. Treasury Obligations	—	93,958,785	—	93,958,785
Short-Term Investments	3,370,433	—	—	3,370,433
Total Investments, at fair value	$3,370,433	$211,493,897	$—	$214,864,330
Liabilities Table
Other Financial Instruments+
Futures	$(1,689,798)	$—	$—	$(1,689,798)
Total Liabilities	$(1,689,798)	$—	$—	$(1,689,798)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2023, the following futures contracts were outstanding for VY® BrandywineGLOBAL - Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	768	09/29/23	$82,248,000	$(1,676,241)
U.S. Treasury Ultra 10-Year Note	114	09/20/23	13,501,875	(13,557)
			$95,749,875	$(1,689,798)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,689,798
Total Liability Derivatives		$1,689,798

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	$322,500
Total	$322,500

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	(1,689,798)
Total	$(1,689,798)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $219,789,069.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,033,935
Gross Unrealized Depreciation	(7,648,472)
Net Unrealized Depreciation	$(6,614,537)

See Accompanying Notes to Financial Statements

Investment Adviser Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Custodian The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Legal Counsel Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199
Transfer Agent BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT3AIS (0623-082123)

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable

(a)(2)(2)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 5, 2023